Income tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax benefits
Current income tax	¥ (16,780)	¥ (16,856)	¥ (5,157)
Deferred income tax	128,875	153,987	80,081
Income tax benefit	¥ 112,095	¥ 137,131	¥ 74,924